Financial Instruments - Exposure to credit risk receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 321,638	$ 392,865
Loss allowance	0
Net	321,638
Investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	244,315
Non-investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 77,323